Summary of Results by Business Segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of operating segments [line items]
Net interest income (loss)	$ 29,944	$ 27,353
Non-interest income (loss)	20,548	21,679
Total revenue	50,492	49,032
Provision for (recovery of) credit losses	2,933	1,067
Insurance claims and related expenses	3,705	2,900
Non-interest expenses	30,768	24,641
Income (loss) before income taxes and share of net income from investment in Schwab	13,086	20,424
Provision for (recovery of) income taxes	3,168	3,986
Net income (loss)	10,782	17,429
Total assets	1,957,024	1,917,528
Schwab [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab	864	991
Canadian Personal and Commercial Banking [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	14,192	12,396
Non-interest income (loss)	4,125	4,190
Total revenue	18,317	16,586
Provision for (recovery of) credit losses	1,343	491
Non-interest expenses	7,700	7,176
Income (loss) before income taxes and share of net income from investment in Schwab	9,274	8,919
Provision for (recovery of) income taxes	2,586	2,361
Net income (loss)	6,688	6,558
Total assets	560,303	526,374
U.S. Retail [member]
Disclosure of operating segments [line items]
Net interest income (loss)	12,037	9,604
Non-interest income (loss)	2,405	2,821
Total revenue	14,442	12,425
Provision for (recovery of) credit losses	928	335
Non-interest expenses	8,191	6,920
Income (loss) before income taxes and share of net income from investment in Schwab	5,323	5,170
Provision for (recovery of) income taxes	667	625
Net income (loss)	5,595	5,620
Total assets	561,189	585,297
U.S. Retail [member] | Schwab [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab	939	1,075
Wealth Management and Insurance [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	1,056	945
Non-interest income (loss)	10,224	9,915
Total revenue	11,280	10,860
Provision for (recovery of) credit losses	1	1
Insurance claims and related expenses	3,705	2,900
Non-interest expenses	4,709	4,711
Income (loss) before income taxes and share of net income from investment in Schwab	2,865	3,248
Provision for (recovery of) income taxes	747	853
Net income (loss)	2,118	2,395
Total assets	23,574	23,721
Wholesale Banking [member]
Disclosure of operating segments [line items]
Net interest income (loss)	1,538	2,937
Non-interest income (loss)	4,280	1,894
Total revenue	5,818	4,831
Provision for (recovery of) credit losses	126	37
Non-interest expenses	4,760	3,033
Income (loss) before income taxes and share of net income from investment in Schwab	932	1,761
Provision for (recovery of) income taxes	162	436
Net income (loss)	770	1,325
Total assets	673,398	635,094
Corporate [member]
Disclosure of operating segments [line items]
Net interest income (loss)	1,121	1,471
Non-interest income (loss)	(486)	2,859
Total revenue	635	4,330
Provision for (recovery of) credit losses	535	203
Non-interest expenses	5,408	2,801
Income (loss) before income taxes and share of net income from investment in Schwab	(5,308)	1,326
Provision for (recovery of) income taxes	(994)	(289)
Net income (loss)	(4,389)	1,531
Total assets	138,560	147,042
Corporate [member] | Schwab [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab	$ (75)	$ (84)